Note 1 - The Company	12 Months Ended
Dec. 31, 2023
Notes To Financial Statements [Abstract]
The Company
Note 1: The Company
Hecla Mining Company, and its affiliates and subsidiaries (collectively, “Hecla,” “we,” “us” or “the Company”), is the largest silver producer in the United States. In addition to operating mines in Alaska, Idaho and Quebec, Canada, the Company is developing a mine in the Yukon, Canada, and owns a number of exploration and pre-development projects in world-class silver and gold mining districts throughout North America. Our current holding company structure dates from the incorporation of Hecla Mining Company in 2006 and the renaming of our subsidiary (previously Hecla Mining Company) as Hecla Limited. Hecla Limited was incorporated on October 14, 1891 as an Idaho Corporation in northern Idaho’s Silver Valley. We believe we are the oldest operating precious metals mining company in the United States and the largest silver producer in the United States. Our corporate offices are in Coeur d’Alene, Idaho and Vancouver, British Columbia. The cash flow and profitability of the Company’s operations are significantly affected by the market price of silver, gold, lead and zinc, which are affected by numerous factors beyond our control.
On July 7, 2023, we completed the acquisition of ATAC Resources Ltd. (“ATAC”), a Canadian publicly traded company, for total consideration of approximately $19.4 million through the issuance of 3,676,904 shares of Hecla common stock to ATAC shareholders based on the share exchange ratio of 0.0166 Hecla share for each ATAC common share, and $0.6 million of acquisition costs. The acquisition was deemed to be an asset acquisition under GAAP as substantially all of the fair value of the gross assets acquired was concentrated in a single asset group being mineral interests. The total consideration was assigned to the estimated fair values of the assets acquired and liabilities assumed, with $18.1 million assigned to mineral interests. As part of the acquisition, we also acquired 5,502,956 units consisting of (i) shares of Cascadia Minerals Ltd. (“Cascadia”) representing a 19.9% stake, and (ii) full warrants with a five-year term for a CAD$2 million cash investment in Cascadia. Cascadia will be managed by the former management of ATAC, who will explore specific properties in the Yukon and British Columbia. We have the right to appoint two directors to Cascadia’s board.
References to “CAD” and “MXN” refer to the Canadian Dollar and Mexican Peso, respectively.